Investments (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
C B D [member] | Novasoc Comercial Ltda Novasoc [member]
IfrsStatementLineItems [Line Items]
Company type	Novasoc Comercial Ltda. (“Novasoc”)
Location (state)	Brazil
Direct and indirect equity interest - %	100.00%	100.00%
C B D [member] | G P A Two Empreend E Participacoes Ltda G P A Two [member]
IfrsStatementLineItems [Line Items]
Company type	GPA 2 Empreend. e Participações Ltda. (“GPA 2”)
Location (state)	Brazil
Direct and indirect equity interest - %	100.00%	100.00%
C B D [member] | G P A Logistica E Transporte Ltda G P A Logistica [member]
IfrsStatementLineItems [Line Items]
Company type	GPA Logística e Transporte Ltda. (“GPA Logística”)
Location (state)	Brazil
Direct and indirect equity interest - %	100.00%	100.00%
C B D [member] | G P A Holding Empreendimentos E Participacoes Ltda G P A Holding [member]
IfrsStatementLineItems [Line Items]
Company type	GPA Holding Empreendimentos e Participações Ltda.("GPA Holding")
Location (state)	Brazil
Direct and indirect equity interest - %	100.00%	100.00%
C B D [member] | Stix Fidelidade E Inteligencia S A Stix [Member]
IfrsStatementLineItems [Line Items]
Company type	Stix Fidelidade e Inteligência S.A. ("Stix")
Location (state)	Brazil
Direct and indirect equity interest - %	66.67%	66.67%
C B D [member] | Cheftime Comercio De Refeicoes S A Cheftime [member]
IfrsStatementLineItems [Line Items]
Company type	Cheftime Comércio de Refeições S/A ("Cheftime")
Location (state)	Brazil
Direct and indirect equity interest - %	100.00%	100.00%
C B D [member] | G P A Malls And Properties Gestao De Ativos E Servicos Lmobiliarios Ltda G P A M And P [member]
IfrsStatementLineItems [Line Items]
Company type	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)
Location (state)	Brazil
Direct and indirect equity interest - %	100.00%	100.00%
C B D [member] | Fronteira Servicos Lmobiliarios Ltda Fronteira [member]
IfrsStatementLineItems [Line Items]
Company type	Fronteira Serviços Imobiliários Ltda.("Fronteira")
Location (state)	Brazil
Direct and indirect equity interest - %	100.00%	100.00%
C B D [member] | Place 2 B Servicos Lmobiliarios Ltda Place 2 B [member]
IfrsStatementLineItems [Line Items]
Company type	Place2B Serviços Imobiliários Ltda.("Place2B")
Location (state)	Brazil
Direct and indirect equity interest - %	100.00%	100.00%
C B D [member] | Companhi A Brasileira De Distribuicao Luxembourg Holding S A R L [member]
IfrsStatementLineItems [Line Items]
Company type	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)
Location (state)	Luxembourg
Direct and indirect equity interest - %		100.00%
C B D [member] | Companhia Brasileira De Distribuicao Netherlands Holding B V [member]
IfrsStatementLineItems [Line Items]
Company type	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)
Location (state)	Netherlands
Direct and indirect equity interest - %		100.00%
Exito [member] | Almacenes Exito S A Exito [member]
IfrsStatementLineItems [Line Items]
Company type	Almacenes Éxito S.A. ("Éxito")
Location (state)	Colombia
Direct and indirect equity interest - %		96.52%
Exito [member] | Exito Lndustrias S A S [member]
IfrsStatementLineItems [Line Items]
Company type	Éxito Industrias S.A.S. ("Éxito Industrias")
Location (state)	Colombia
Direct and indirect equity interest - %		94.54%
Exito [member] | Fideicomiso Lote Girardot [member]
IfrsStatementLineItems [Line Items]
Company type	Fideicomiso Lote Girardot
Location (state)	Colombia
Direct and indirect equity interest - %		96.52%
Exito [member] | Exito Viajes Y Turismo S A S [member]
IfrsStatementLineItems [Line Items]
Company type	Éxito Viajes y Turismo S.A.S.
Location (state)	Colombia
Direct and indirect equity interest - %		49.22%
Exito [member] | Almacenes Exito Inversiones S A S [member]
IfrsStatementLineItems [Line Items]
Company type	Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)
Location (state)	Colombia
Direct and indirect equity interest - %		96.52%
Exito [member] | Transacciones Energeticas S A S [member]
IfrsStatementLineItems [Line Items]
Company type	Transacciones Energéticas S.A.S
Location (state)	Colombia
Direct and indirect equity interest - %		96.52%
Exito [member] | Marketplace Internacional Exito Y Servicios S A S [member]
IfrsStatementLineItems [Line Items]
Company type	Marketplace Internacional Éxito y Servicios S.A.S. (MPI)
Location (state)	Colombia
Direct and indirect equity interest - %		96.52%
Exito [member] | Log Istica Transporte Y Servicios Asociados S A S [member]
IfrsStatementLineItems [Line Items]
Company type	Logística, Transporte y Servicios Asociados S.A.S. (LTSA)
Location (state)	Colombia
Direct and indirect equity interest - %		96.52%
Exito [member] | Depositos Y Soluciones Logisticas S A S [member]
IfrsStatementLineItems [Line Items]
Company type	Depósitos y Soluciones Logísticas S.A.S.
Location (state)	Colombia
Direct and indirect equity interest - %		96.52%
Exito [member] | Patrimonio Autonomo Lwana [member]
IfrsStatementLineItems [Line Items]
Company type	Patrimonio Autónomo Iwana
Location (state)	Colombia
Direct and indirect equity interest - %		49.22%
Exito [member] | Patrimonio Autonomo Viva Malls [member]
IfrsStatementLineItems [Line Items]
Company type	Patrimonio Autónomo Viva Malls
Location (state)	Colombia
Direct and indirect equity interest - %		49.22%
Exito [member] | Patrimonio Autonomo Viva Sincelejo [member]
IfrsStatementLineItems [Line Items]
Company type	Patrimonio Autónomo Viva Sincelejo
Location (state)	Colombia
Direct and indirect equity interest - %		25.10%
Exito [member] | Patrimonio Autonomo Viva Villavicencio [member]
IfrsStatementLineItems [Line Items]
Company type	Patrimonio Autónomo Viva Villavicencio
Location (state)	Colombia
Direct and indirect equity interest - %		25.10%
Exito [member] | Patrimonio Autonomo San Pedro Etapa I [member]
IfrsStatementLineItems [Line Items]
Company type	Patrimonio Autónomo San Pedro Etapa I
Location (state)	Colombia
Direct and indirect equity interest - %		25.10%
Exito [member] | Patrimonio Autonomo Centro Comercial [member]
IfrsStatementLineItems [Line Items]
Company type	Patrimonio Autónomo Centro Comercial
Location (state)	Colombia
Direct and indirect equity interest - %		25.10%
Exito [member] | Patrimonio Autonomo Viva Laureles [member]
IfrsStatementLineItems [Line Items]
Company type	Patrimonio Autónomo Viva Laureles
Location (state)	Colombia
Direct and indirect equity interest - %		39.38%
Exito [member] | Patrimonio Autonomo Viva Palmas [member]
IfrsStatementLineItems [Line Items]
Company type	Patrimonio Autónomo Viva Palmas
Location (state)	Colombia
Direct and indirect equity interest - %		25.10%
Exito [member] | Patrimonio Autonomo Centro Comercial Viva [member]
IfrsStatementLineItems [Line Items]
Company type	Patrimonio Autónomo Centro Comercial Viva
Location (state)	Colombia
Direct and indirect equity interest - %		44.30%
Exito [member] | Spice Investment Mercosur [member]
IfrsStatementLineItems [Line Items]
Company type	Spice investment Mercosur
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Larenco S A [member]
IfrsStatementLineItems [Line Items]
Company type	Larenco S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Geant Inversiones S A [member]
IfrsStatementLineItems [Line Items]
Company type	Geant Inversiones S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Lanin S A [member]
IfrsStatementLineItems [Line Items]
Company type	Lanin S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Five Hermanos Ltda [member]
IfrsStatementLineItems [Line Items]
Company type	5 Hermanos Ltda.
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Sumelar S A [member]
IfrsStatementLineItems [Line Items]
Company type	Sumelar S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Gestion Logistica S A [member]
IfrsStatementLineItems [Line Items]
Company type	Gestión Logística S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Supermercados Disco Del Uruguay S A [member]
IfrsStatementLineItems [Line Items]
Company type	Supermercados Disco del Uruguay S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		60.31%
Exito [member] | Maostar S A [member]
IfrsStatementLineItems [Line Items]
Company type	Maostar S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		30.16%
Exito [member] | Ameluz S A [member]
IfrsStatementLineItems [Line Items]
Company type	Ameluz S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		60.31%
Exito [member] | Fandale S A [member]
IfrsStatementLineItems [Line Items]
Company type	Fandale S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		60.31%
Exito [member] | Odaler S A [member]
IfrsStatementLineItems [Line Items]
Company type	Odaler S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		60.31%
Exito [member] | La Cabana S R L [member]
IfrsStatementLineItems [Line Items]
Company type	La Cabaña S.R.L.
Location (state)	Uruguay
Direct and indirect equity interest - %		60.31%
Exito [member] | Ludi S A [member]
IfrsStatementLineItems [Line Items]
Company type	Ludi S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		60.31%
Exito [member] | Semin S A [member]
IfrsStatementLineItems [Line Items]
Company type	Semin S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		60.31%
Exito [member] | Randicor S A [member]
IfrsStatementLineItems [Line Items]
Company type	Randicor S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		60.31%
Exito [member] | Setara S A [member]
IfrsStatementLineItems [Line Items]
Company type	Setara S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		60.31%
Exito [member] | Hiper Ahorro S R L [member]
IfrsStatementLineItems [Line Items]
Company type	Hiper Ahorro S.R.L.
Location (state)	Uruguay
Direct and indirect equity interest - %		60.31%
Exito [member] | Ciudad Del Ferrol S C [Member]
IfrsStatementLineItems [Line Items]
Company type	Ciudad del Ferrol S.C.
Location (state)	Uruguay
Direct and indirect equity interest - %		59.11%
Exito [member] | Mablicor S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Mablicor S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		30.76%
Exito [member] | Tipsel S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Tipsel S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Tedocan S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Tedocan S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Via Artika S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Vía Artika S. A.
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Group Disco Del Uruguay S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Group Disco del Uruguay S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		60.31%
Exito [member] | Devoto Hermanos S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Devoto Hermanos S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Mercados Devoto S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Mercados Devoto S.A.
Location (state)	Uruguay
Direct and indirect equity interest - %		96.52%
Exito [member] | Libertad S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Libertad S.A.
Location (state)	Argentina
Direct and indirect equity interest - %		96.52%
Exito [member] | Onper Investment 2015 S L [Member]
IfrsStatementLineItems [Line Items]
Company type	Onper Investment 2015 S.L
Location (state)	Spain
Direct and indirect equity interest - %		96.52%
Exito [member] | Spice Espana De Valores Americanos S L [Member]
IfrsStatementLineItems [Line Items]
Company type	Spice España de Valores Americanos S.L.
Location (state)	Spain
Direct and indirect equity interest - %		96.52%
Exito [member] | Gelase S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Gelase S. A.
Location (state)	Belgium
Direct and indirect equity interest - %		96.52%